Other non-current assets (Tables)	12 Months Ended
Oct. 31, 2021
Other non-current assets [Abstract]
Other Non-current Assets

	October 31, 2021	October 31, 2020
	$m	$m
Employee benefit deposit	22.6	17.9
Long-term rent deposits	8.3	5.3
Long-term prepaid expenses	4.0	2.3
Net investment in finance sub-leases	6.0	5.5
Other	1.3	0.8
	42.2	31.8